SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014 Segment	Dec. 28, 2013	Dec. 29, 2012
SEGMENT REPORTING [Abstract]
Number of reporting segments									3
Segment Reporting Information [Line Items]
Net sales to outside customers	$ 620,090	$ 713,489	$ 772,752	$ 553,998	$ 525,738	$ 651,780	$ 738,436	$ 554,494	$ 2,660,329	$ 2,470,448	$ 2,054,933
Interest expense									4,267	4,851	4,053
Amortization expense									2,410	2,473	2,918
Depreciation expense									33,913	31,091	30,461
Segment earnings from operations									97,367	74,268	44,528
Segment assets	1,023,800				916,987				1,023,800	916,987	860,540
Capital expenditures									45,305	40,023	30,344
Percentage of sales to a single customer (in hundredths)									17.00%	17.00%	18.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									2,660,329	2,470,448	2,054,933
Long-Lived Tangible Assets	257,834				249,497				257,834	249,497	239,369
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									2,596,278	2,410,313	2,005,740
Long-Lived Tangible Assets	242,156				233,237				242,156	233,237	222,272
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									64,051	60,135	49,193
Long-Lived Tangible Assets	15,678				16,260				15,678	16,260	17,097
Intersegment Net Sales [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									118,368	113,766	95,926
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									0	0	0
Interest expense									3,905	4,447	3,629
Amortization expense									0	0	0
Depreciation expense									6,042	5,670	6,359
Segment earnings from operations									(16,825)	(10,732)	(6,028)
Segment assets	82,124				71,644				82,124	71,644	65,741
Capital expenditures									9,680	8,269	2,136
Eastern Divisions [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									1,113,525	1,037,066	858,539
Interest expense									323	356	369
Amortization expense									10	8	9
Depreciation expense									10,202	8,787	8,769
Segment earnings from operations									37,522	37,416	25,156
Segment assets	379,470				342,209				379,470	342,209	305,805
Capital expenditures									16,208	12,090	7,709
Eastern Divisions [Member] | Intersegment Net Sales [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									46,141	47,874	39,706
Western Divisions [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									1,062,565	950,685	776,639
Interest expense									39	48	4
Amortization expense									1,358	1,416	1,658
Depreciation expense									11,029	9,830	8,993
Segment earnings from operations									53,576	42,003	35,417
Segment assets	351,558				300,443				351,558	300,443	282,762
Capital expenditures									11,984	11,069	7,702
Western Divisions [Member] | Intersegment Net Sales [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									47,737	38,176	23,100
Site-Built [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									260,118	272,114	222,824
Interest expense									0	0	0
Amortization expense									0	0	0
Depreciation expense									2,303	2,284	2,054
Segment earnings from operations									19,574	7,947	1,299
Segment assets	104,949				103,227				104,949	103,227	102,923
Capital expenditures									3,554	2,310	830
Site-Built [Member] | Intersegment Net Sales [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									11,707	15,918	20,396
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									224,121	210,583	196,931
Interest expense									0	0	51
Amortization expense									1,042	1,049	1,251
Depreciation expense									4,337	4,520	4,286
Segment earnings from operations									3,520	(2,366)	(11,316)
Segment assets	105,699				99,464				105,699	99,464	103,309
Capital expenditures									3,879	6,285	11,967
All Other [Member] | Intersegment Net Sales [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									$ 12,783	$ 11,798	$ 12,724